October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniYield Fund, Inc. (MYD)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.1%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,665	$ 4,979,544
Series A, 5.25%, 05/01/55	1,945	2,106,049
Series C, 5.50%, 10/01/54	10,500	11,538,634
Series F, 5.50%, 11/01/53	830	880,267
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	7,240	7,310,282
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,100	1,190,723
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	5,525	5,954,095
Series B-1, 5.75%, 04/01/54	1,585	1,768,521
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	1,405	1,504,283
Series B, 5.00%, 01/01/54	1,230	1,302,027
		38,534,425
Arizona — 4.1%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,665	1,830,923
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	190	178,544
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,575	3,580,198
Industrial Development Authority of the County of Pima, RB, S/F Housing, Series C, (GNMA), 6.00%, 07/01/55	3,350	3,668,986
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	7,829,196
5.00%, 12/01/37	5,000	5,427,708
		22,515,555
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,900	4,805,231
AMT, Sustainability Bonds, 5.70%, 05/01/53	895	930,112
		5,735,343
California — 2.7%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	785	812,914
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	675	695,359
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,650	1,649,996
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	3,285	3,286,932
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	2,815	2,736,442
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	2,415	2,536,700
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	3,145	3,226,818
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,013
		14,955,174
Colorado — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	870	962,501
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	$355	$ 389,623
5.25%, 11/01/52	745	792,421
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	950	978,719
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	555	537,175
		3,660,439
Connecticut — 0.2%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-R, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 11/15/51	315	311,658
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	720	700,248
		1,011,906
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	3,024,726
District of Columbia — 8.5%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,850	2,010,141
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	1,875	1,909,512
District of Columbia, Refunding RB, 5.00%, 10/01/48	4,875	4,915,203
District of Columbia, TA, 5.13%, 06/01/41	3,490	3,493,526
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	795	781,150
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/31(c)	8,350	6,562,644
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/32(c)	15,000	11,271,708
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(c)	13,410	9,638,482
Series B, Subordinate, 4.00%, 10/01/49	3,780	3,497,653
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	1,965	2,098,812
		46,178,831
Florida — 7.3%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	435,228
County of Lee Florida Airport Revenue, ARB
AMT, 5.25%, 10/01/49	1,460	1,561,249
AMT, 5.25%, 10/01/54	4,000	4,254,799
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 4.13%, 10/01/50	6,390	6,173,729
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	980	1,031,283
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	5,000	5,295,758
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	4,715	4,895,006
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	3,190	3,178,953
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	7,030	6,812,773

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	$430	$ 452,081
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,159,476
Two Lakes Community Development District Special Assessment, 05/01/55(d)	960	981,261
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,420	1,484,855
		39,716,451
Georgia — 2.4%
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	1,027,864
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	2,100	2,232,793
Series B, 5.00%, 12/01/52(a)	7,800	8,224,845
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,655	1,758,554
		13,244,056
Idaho — 1.8%
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	10,000	10,022,192
Illinois — 9.8%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,115	1,093,793
Series C, 5.25%, 12/01/35	3,095	3,096,650
Series D, 5.00%, 12/01/46	4,040	4,002,625
Series H, 5.00%, 12/01/36	460	462,744
Chicago Board of Education, Refunding GO
Series D, 5.00%, 12/01/31	1,000	1,020,219
Series G, 5.00%, 12/01/34	455	461,124
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/52	4,620	4,643,535
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	7,435	7,941,851
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	85	87,184
4.00%, 02/15/41	2,775	2,681,892
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	3,095	3,110,393
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,835	1,869,054
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	10,925	4,677,224
Series B, (AGM), 0.00%, 06/15/47	27,225	9,970,623
State of Illinois, GO
5.00%, 02/01/39	3,195	3,202,731
Series B, 5.25%, 05/01/49	1,500	1,600,398
Series C, 5.00%, 12/01/45	2,235	2,351,856
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/28	1,000	1,064,140
		53,338,036
Security	Par (000)	Value
Iowa — 1.2%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	$2,230	$ 2,259,836
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.40%, 07/01/44	4,460	4,422,987
		6,682,823
Kentucky — 1.5%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	2,140	2,193,138
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(f)	2,485	2,903,604
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	3,000	3,202,982
		8,299,724
Louisiana — 1.9%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,100	4,243,262
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	2,560	2,699,028
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	3,420	3,429,240
		10,371,530
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,250	1,147,808
Massachusetts — 3.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/50	5,000	5,390,254
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	2,740	2,936,645
Series C, 5.00%, 10/01/52	2,835	3,014,279
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	3,630,892
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,000	3,012,761
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,415,109
		20,399,940
Michigan — 4.3%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,125	1,208,845
Series B, 2nd Lien, 5.50%, 07/01/52	2,655	2,881,716
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,833,636
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	2,655	2,833,636
Series B, Senior Lien, 5.50%, 07/01/52	2,655	2,881,732
Michigan Finance Authority, RB
4.00%, 02/15/47	820	749,323
4.00%, 02/15/50	4,730	4,279,165
4.00%, 02/15/44	1,710	1,616,785
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,290,374
State of Michigan Trunk Line Revenue, RB, 5.50%, 11/15/49	1,855	2,084,067
		23,659,279
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 1.2%
City of st. Cloud Minnesota, Refunding RB, 5.00%, 05/01/54	$970	$ 1,024,523
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	2,088,221
Series A, 5.25%, 02/15/58	3,125	3,188,484
		6,301,228
Missouri — 2.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	5,186,392
Series C, 5.00%, 11/15/42	5,470	5,575,236
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,680	2,731,772
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	1,580	1,537,907
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	320	321,154
		15,352,461
Nebraska — 1.0%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	5,000	5,466,500
Nevada — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	3,131	3,063,240
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	2,367	2,272,212
		5,335,452
New Jersey — 8.2%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	3,490	3,490,000
5.25%, 11/01/44	3,180	3,180,000
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,565	3,853,546
Series B, 6.50%, 04/01/31	1,675	1,724,323
Series EEE, 5.00%, 06/15/48	12,340	12,714,760
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,275	2,220,738
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,629,437
New Jersey Transportation Trust Fund Authority, RB
Series C, (AMBAC), 0.00%, 12/15/35(c)	7,395	4,834,120
Series S, 5.00%, 06/15/46	2,415	2,491,850
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,435	2,475,973
Sub-Series B, 5.00%, 06/01/46	5,295	5,306,010
		44,920,757
New York — 18.4%
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,640	1,598,651
Series C, 5.00%, 08/01/43	2,330	2,469,552
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	$1,870	$ 1,798,891
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,714,623
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,335	3,418,669
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	1,085	1,123,451
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,605	1,675,822
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	3,211,045
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	545	594,559
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	9,330	9,213,927
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, 4.00%, 05/01/47	5,000	4,727,999
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/46	2,480	2,667,184
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,200	3,200,978
New York Liberty Development Corp., Refunding RB(b)
Class 1, 5.00%, 11/15/44	8,145	8,106,098
Class 2, 5.38%, 11/15/40	1,760	1,760,248
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,765	2,667,956
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,513,588
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	2,270	2,249,213
Series A, 4.00%, 03/15/47	7,890	7,530,804
Series A-1, 5.00%, 03/15/45	5,610	6,029,741
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	965	1,034,444
Series A, AMT, 5.00%, 07/01/46	1,525	1,508,573
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,230	2,319,177
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,590	5,772,231
New York Transportation Development Corp., Refunding RB(d)
Series A, AMT, Sustainability Bonds, (AGC), 12/31/54	1,445	1,524,316
Series A, AMT, Sustainability Bonds, 12/31/54	890	947,897
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,625	1,755,629
Series A, 4.13%, 05/15/53	3,275	3,216,422
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	2,230	2,336,849
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	8,760	9,041,492
Series C, Sustainability Bonds, 5.25%, 11/15/40	1,640	1,857,501
		100,587,530
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	195	199,990

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	$480	$ 470,585
Series C, Sustainability Bonds, 6.25%, 01/01/55	975	1,096,704
		1,567,289
Ohio — 3.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,525	3,178,936
County of Cuyahoga Ohio, Refunding RB
5.00%, 02/15/42	3,175	3,192,015
5.00%, 02/15/52	2,730	2,745,805
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	1,060	1,011,172
Series A, 5.00%, 12/01/47	840	856,879
County of Hamilton Ohio Sewer System Revenue, RB, Series A, 5.00%, 12/01/53	955	1,015,948
County of Hamilton Ohio, RB
Series A, 5.00%, 08/15/42	4,350	4,453,707
Series CC, 5.00%, 11/15/49	1,130	1,260,985
North Ridgeville City School District, GO, 5.25%, 12/01/54	1,865	1,944,921
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,685	1,688,887
		21,349,255
Oklahoma — 1.4%
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	3,140	3,439,263
Series A, 4.00%, 01/01/48	4,320	4,130,385
		7,569,648
Oregon — 1.5%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	3,725	4,017,283
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FNMA), 4.33%, 11/01/43	4,110	3,979,179
		7,996,462
Pennsylvania — 6.3%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	6,750	7,285,913
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	1,156,210
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,115	1,027,952
5.00%, 09/01/48	740	752,000
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	1,765	1,782,195
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,211,125
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.25%, 09/01/50	2,745	2,747,361
Series B-1, (AGC), 11/01/48(d)	2,780	3,003,151
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,735	7,806,963
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	$3,105	$ 3,269,165
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,307,987
		34,350,022
Puerto Rico — 5.7%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,931	3,152,847
Series A-1, Restructured, 5.75%, 07/01/31	2,646	2,909,248
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,817	3,765,989
Series A-1, Restructured, 5.00%, 07/01/58	12,161	12,175,651
Series A-2, Restructured, 4.78%, 07/01/58	6,236	6,168,631
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	9,662	3,097,857
		31,270,223
Rhode Island — 0.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(g)(h)	4,155	1,662,000
South Carolina — 2.7%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/54	1,080	1,187,151
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	3,835	3,708,761
Series A, 5.00%, 05/01/48	3,030	3,090,989
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	5,000	5,007,540
Series B, (AGM), 5.00%, 12/01/49	1,580	1,678,453
		14,672,894
Tennessee — 3.9%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	860	923,774
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,665	2,748,492
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,440	1,457,099
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	4,030	4,057,481
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,190	4,447,867
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,555,880
		21,190,593
Texas — 13.5%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	885	901,765
7.88%, 11/01/62	755	789,980
Austin Independent School District, GO, 4.00%, 08/01/48	1,500	1,410,607
Canutillo Independent School District, GO, Series A, (PSF-GTD), 4.00%, 02/15/49	2,850	2,721,657
City of Austin Texas Airport System Revenue, ARB
Series A, 5.00%, 11/15/41	3,250	3,317,274
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Austin Texas Airport System Revenue, ARB (continued)
Series B, AMT, 5.00%, 11/15/44	$5,755	$ 5,940,457
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/49	1,255	1,352,377
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	1,240	1,274,915
City of Houston Texas Airport System Revenue, ARB, Series B-1, AMT, 5.00%, 07/15/30	3,600	3,615,048
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	3,580	3,797,029
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,765	1,765,913
City of Houston Texas, GOL, Series A, 4.13%, 03/01/51	3,125	3,007,813
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/47	3,415	3,464,553
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	2,390	2,319,259
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	560	559,076
Crowley Independent School District, GO, (PSF-GTD), 4.25%, 02/01/53	190	187,178
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	1,315	1,252,411
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 6.38%, 01/01/33	40	40,062
Hidalgo County Regional Mobility Authority, RB, CAB, Series A, 0.00%, 12/01/42(c)	2,500	1,014,510
Marshall Independent School District, GO, (PSF-GTD), 4.00%, 02/15/45	620	611,324
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.53%, 02/01/44	5,100	5,019,879
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(e)	4,110	2,058,545
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	6,205	6,334,163
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,674,642
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	1,015	991,731
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,280	1,185,081
Series B, 5.00%, 07/01/43	4,080	4,228,969
Series B, 5.00%, 07/01/48	5,505	5,665,616
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	575	592,947
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	960	981,441
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,435	2,465,067
Texas State University System, Refunding RB, 4.00%, 03/15/49	2,990	2,857,854
		73,399,143
Security	Par (000)	Value
Utah — 0.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	$310	$ 315,867
Virginia — 0.9%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,580,895
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	145	144,495
Series E-2, 4.55%, 10/01/49	405	400,458
		5,125,848
Washington — 0.1%
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/20/40(a)	804	775,035
Wisconsin — 1.2%
Wisconsin Health & Educational Facilities Authority, RB
Series A, 5.00%, 02/15/26	400	405,234
Series A, 5.00%, 02/15/27	400	410,243
Series A, 5.75%, 08/15/54	460	491,968
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	700	729,397
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	4,465	4,526,064
		6,562,906
Total Municipal Bonds — 133.5% (Cost: $704,459,136)		728,572,357
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.8%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54(a)	9,350	9,883,090
District of Columbia — 1.9%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	10,265	10,127,555
Florida — 7.1%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	10,000	10,669,525
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	10,575,593
Hillsborough County Aviation Authority, ARB, AMT, 5.50%, 10/01/49	10,000	10,937,427
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.50%, 10/01/54	5,703	6,342,454
		38,524,999
Illinois — 2.0%
Chicago O’Hare International Airport, ARB, AMT, Senior Lien, 5.50%, 01/01/53	10,000	10,861,761

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nebraska — 2.3%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46	$11,970	$ 12,633,853
New York — 4.3%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	10,669,822
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	12,550	12,850,972
		23,520,794
Washington — 3.6%
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	8,485	9,145,150
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,680,843
		19,825,993
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.0% (Cost: $122,522,864)		125,378,045
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	360	358,800
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	710	701,680
Total Non-Agency Mortgage-Backed Securities — 0.2% (Cost: $1,070,000)		1,060,480
Total Long-Term Investments — 156.7% (Cost: $828,052,000)		855,010,882

	Shares
Short-Term Securities
	Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(j)(k)	19,466,834	19,468,780
	Total Short-Term Securities — 3.6% (Cost: $19,468,608)	19,468,780
	Total Investments — 160.3% (Cost: $847,520,608)	874,479,662
	Other Assets Less Liabilities — 0.2%	1,518,443
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.5)%	(79,351,623)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.0)%	(251,140,317)
	Net Assets Applicable to Common Shares — 100.0%	$ 545,506,165

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Fund, Inc. (MYD)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,550,980	$ 13,917,800 (a)	$ —	$ —	$ —	$ 19,468,780	19,466,834	$ 150,804	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 728,572,357	$ —	$ 728,572,357
Municipal Bonds Transferred to Tender Option Bond Trusts	—	125,378,045	—	125,378,045
Non-Agency Mortgage-Backed Securities	—	1,060,480	—	1,060,480
Short-Term Securities
Money Market Funds	19,468,780	—	—	19,468,780
	$19,468,780	$855,010,882	$—	$874,479,662
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(78,903,079)	$—	$(78,903,079)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)
	$—	$(330,303,079)	$—	$(330,303,079)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniYield Fund, Inc. (MYD)

Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
TA	Tax Allocation
Schedule of Investments